BACKGROUND AND BASIS OF PRESENTATION - Narrative (Details) € / shares in Units, € in Thousands	12 Months Ended				538 Months Ended
	Dec. 31, 2017 EUR (€) dealer point_of_sale market store € / shares shares	Dec. 31, 2016 EUR (€) shares	Dec. 31, 2015 EUR (€)	Dec. 31, 1969	Oct. 28, 2014	Oct. 31, 2015 shares
Disclosure of transactions between related parties [line items]
Number of worldwide markets | market	60
Number of authorized dealers | dealer	164
Number of points of sale | point_of_sale	185
Number of Ferrari-owned stores | store	18
Number of franchised stores | store	30
Number of Ferrari Store Junior | store	8
Share capital | €	€ 2,504
Net revenues | €	€ 3,416,890	€ 3,105,084	€ 2,854,369
Ferrari S.p.A.
Disclosure of transactions between related parties [line items]
Ownership interest (percent)	100.00%	100.00%
Noncontrolling interest (percent)	0.00%	0.00%
Ferrari S.p.A. | Fiat S.p.A.
Disclosure of transactions between related parties [line items]
Ownership interest (percent)				50.00%	90.00%
FCA Group companies
Disclosure of transactions between related parties [line items]
Change in equity | €		€ 1,162
Piero Ferrari | Ferrari S.p.A. | Fiat S.p.A.
Disclosure of transactions between related parties [line items]
Noncontrolling interest (percent)					10.00%
Common shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	193,923,499
Number of shares outstanding (in shares)	188,953,874
Special Voting Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	56,497,618
Number of shares outstanding (in shares)	56,493,519	188,921,600
Nominal value of shares (in Euros per share) | € / shares	€ 0.01
Special Voting Shares | Piero Ferrari
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)						27,003,873
Share capital
Disclosure of transactions between related parties [line items]
Nominal value of shares (in Euros per share) | € / shares	€ 0.01
Treasury shares | Common shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	4,969,625	5,000,000
Treasury shares | Special Voting Shares
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares)	4,099	2,930
Related parties
Disclosure of transactions between related parties [line items]
Net revenues | €	€ 326,475	€ 250,948	195,992
Related parties | FCA Group companies
Disclosure of transactions between related parties [line items]
Net revenues | €	324,033	248,685	194,506
Costs incurred for the recharge of services received | €	€ 8,548	€ 15,021	€ 11,559